Note 16 - Stock-based Compensation Plans	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note
16
- Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Cost of revenues	40	24	45
Sales and marketing	81	41	70
Research and development	14	-	2
General and administrative	1,887	1,512	1,426
Effect on net income	2,022	1,577	1,543

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may
result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for
$0.1
million
($0.1
million at
January
31,
2016)
recognized in the United States. The tax benefit realized in connection with stock options exercised and settled during
2017,
2016
and
2015
was nominal,
$1.6
million and
$0.1
million, respectively.

Stock Options

As of
January
31,
2017,
we had
351,321
stock options granted and outstanding under our shareholder-approved stock option plan and
4,546,332
remained available for grant. In addition, we had
175,000
stock options outstanding pursuant to option grants made outside of our shareholder-approved stock option plan as permitted under the rules of the Toronto Stock Exchange in certain circumstances.

For the year ended
January
31,
2017,
the Company settled
nil
options. For the year ended
January
31,
2016,
the Company settled
446,875
options for
$4.4
million of common shares issued from treasury and
$2.6
million in cash related to payment of applicable employee withholding taxes.
For the year ended
January
31,
2015,
the Company settled
175,000
options for
$0.4
million in cash related to payment of applicable employee withholding taxes and
$0.3
million of common shares issued from treasury.

As of
January
31,
2017,
$0.8
million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of
1.2
years. The total fair value of stock options vested during
2017
was
$0.4
million.

The total number of options granted during
2017,
2016
and
2015
was
170,932,
nil
and
215,000,
respectively. The weighted average grant-date fair value of options granted during
2017,
2016
and
2015
was
$4.46,
nil
and
$3.47
per option, respectively.

The weighted-average assumptions were as follows:

Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Expected dividend yield (%)	-	N/A	-
Expected volatility (%)	25.2	N/A	25.4
Risk-free rate (%)	0.6	N/A	1.5
Expected option life (years)	5	N/A	5

A summary of option activity under all of our plans is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2015	953,264	$6.33	2.5	10.6
Exercised	(37,500)	$4.18
Surrendered for Shares	(446,875)	$2.59
Balance at January 31, 2016	468,889	$8.25	3.5	5.2
Granted	170,932	$19.06
Exercised	(113,500)	$4.93
Balance at January 31, 2017	526,321	$12.36	4.2	4.9

Vested or expected to vest at January 31, 2017	505,228	$12.20	4.2	4.7

Exercisable at January 31, 2017	286,529	$9.88	3.3	3.3

The total intrinsic value of options exercised during
2017,
2016
and
2015
was approximately
$1.8
million,
$0.5
million and
$2.4
million, respectively. The total intrinsic value of options surrendered for shares during
2017,
2016
and
2015
was approximately
nil
,
$6.7
million and
$1.6
million, respectively.

Options outstanding and options exercisable as at
January
31,
2017
by range of exercise price are as follows:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$4.80	–	$5.45	$4.84	108,389	1.1	$4.84	108,389
$6.79	–	$6.79	$6.79	32,000	2.4	$6.79	24,000
$11.50	–	$11.66	$11.65	215,000	4.4	$11.65	105,500
$18.81	–	$20.45	$19.05	170,932	6.3	$18.81	48,640
			$12.36	526,321	4.2	$9.88	286,529

A summary of the status of our unvested stock options
under our shareholder-approved stock option plan
as of
January
31,
2017
is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2015	123,854	$2.56
Vested	(70,276)	$1.92
Balance at January 31, 2016	53,578	$2.52
Granted	170,932	$4.46
Vested	(72,218)	$3.70
Balance at January 31, 2017	152,292	$4.12

The above-noted table excludes the
175,000
options granted, with the permission of the Toronto Stock Exchange, pursuant to terms other than our shareholder approved stock option plan.

Performance Share Units

A summary of PSU activity is as follows:

	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2015	174,258	$12.61	7.9	3.0
Granted	49,187	$19.70
Performance units issued	30,092	$9.34
Balance at January 31, 2016	253,537	$12.39	7.2	4.9
Granted	54,480	$23.37
Performance units issued	29,630	$9.26
Balance at January 31, 2017	337,647	$13.73	6.6	7.3

Vested or expected to vest at January 31, 2017	337,647	$13.73	6.6	7.3

Exercisable at January 31, 2017	233,980	$10.30	5.8	5.0

The aggregate intrinsic values represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on
January
31,
2017)
that would have been received by PSU holders if all PSUs had been vested on
January
31,
2017.

As of
January
31,
2017,
$1.2
million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of
1.5
years. The total fair value of PSUs vested during
2017
was
$1.2
million.

Restricted Share Units

A summary of RSU activity is as follows:

	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2015	175,592	$9.94	7.9	3.1
Granted	49,187	$15.33
Balance at January 31, 2016	224,779	$10.03	7.4	4.3
Granted	38,456	$18.81
Balance at January 31, 2017	263,235	$11.17	6.7	5.7

Vested or expected to vest at January 31, 2017	263,235	$11.17	6.7	5.7

Exercisable at January 31, 2017	221,201	$10.00	6.4	4.8

The aggregate intrinsic values represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on
January
31,
2017)
that would have been received by RSU holders if all RSUs had been vested on
January
31,
2017.

As of
January
31,
2017,
$0.7
million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of
1.6
years. The total fair value of RSUs vested during
2017
was
$0.7
million.

Deferred Share Unit Plan

As at
January
31,
2017,
the total number of DSUs held by participating directors was
241,482
(188,766
at
January
31,
2016),
representing an aggregate accrued liability of
$5.2
million
($3.3
million at
January
31,
2016).
During
2017,
52,716
DSUs were granted. As at
January
31,
2017,
the unrecognized aggregate liability for the unvested DSUs was nil
(
nil
at
January
31,
2016).
The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately
$1.6
million,
$1.9
million and
$1.5
million for
2017,
2016
and
2015,
respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2015	113,856	1.5
Granted	72,817
Vested and settled in cash	(85,924)
Balance at January 31, 2016	100,749	1.6
Granted	43,218
Vested and settled in cash	(66,638)
Balance at January 31, 2017	77,329	1.4

Non-vested at January 31, 2017	77,329	1.4

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of
$0.8
million at
January
31,
2017
($0.8
million at
January
31,
2016).
As at
January
31,
2017,
the unrecognized aggregate liability for the unvested CRSUs was
$0.9
million
($1.0
million at
January
31,
2016).
The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately
$0.8
million,
$0.7
million and
$0.6
million for
2017,
2016
and
2015,
respectively.